Earnings (Loss) per Ordinary Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings (Loss) per Ordinary Share

Note 13. Earnings (Loss) per Ordinary Share

Basic net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted-average number of shares of ordinary shares outstanding during the period. Diluted net income per ordinary shares is computed by dividing net income by the weighted average number of shares of ordinary shares and potentially dilutive outstanding shares of ordinary shares during the period to reflect the potential dilution that could occur from ordinary shares issuable through contingent share arrangements, share options and warrants.

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares and units outstanding as they would have been anti-dilutive at December 31, 2018 and 2017:

	Year Ended
	December 31,
	2018	2017
Unit options to purchase units	—	74,200
Options to purchase ordinary shares	3,193,072	—